Basic and Diluted Loss Per Share (Details) - Schedule of basic and diluted loss per ordinary share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of loss	$ 42,601	$ 36,869	$ 6,905
Preferred share preference		3,933	6,422
Deemed dividend		2,114
Allocation of loss attributable to Ordinary shareholders	$ 42,601	$ 42,916	$ 13,327
Denominator:
Weighted average Ordinary shares outstanding (in Shares)	18,721,528	9,582,405	562,451
Basic and diluted loss per share (in Dollars per share)	$ 2.28	$ 4.48	$ 23.69